Capital Structure - Preferred Stock and Warrants (Details) (USD $)	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended					37 Months Ended			0 Months Ended	12 Months Ended
	Jul. 18, 2012	Jun. 12, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Apr. 11, 2011	May 19, 2010	Apr. 11, 2011 Series A Participating Preferred Stock	Jul. 01, 2015 Series B Preferred Stock	Jun. 12, 2012 Series B Preferred Stock	Apr. 11, 2011 Series B Preferred Stock	Jan. 02, 2013 Series B-1 Preferred Shares	Dec. 31, 2012 Series B-1 Preferred Shares	Apr. 11, 2011 Series B-1 Preferred Shares
Class Of Stock [Line Items]
Preferred stock shares authorized				25,000,000	25,000,000	25,000,000		1,000,000			2,500,000			2,500,000
Preferred stock par value				$ 0.01	$ 0.01	$ 0.01
Units sold in private placement		1,333,333
Warrant exercise price		$ 7.74
Unit price		$ 28.875
Gross proceeds from issuance of units		$ 38,499,990
Dividend rate									9.75%
Dividend rate maximum									25.00%
Stated liquidation preference										$ 30
Redemption of preferred stock, shares	692,641
Dividends paid on preferred shares			0	770,010	0							468,506	770,010
Dividends on preferred shares payable			$ 0	$ 468,506	$ 0		$ 0						$ 468,506
Warrant fair value		$ 1.3413
Fair value assumptions - Stock price		$ 7.62
Fair value assumptions - Exercise price		$ 7.74
Fair value assumptions - Volatility		40.58%
Fair value assumptions - Quarterly dividend		$ 0.22